accounting policy developments - Consolidated statement of changes in owners' equity (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
accounting policy developments
Owners' equity	$ 16,579	$ 16,798	$ 17,302
Common Share capital
accounting policy developments
Owners' equity	14,096	13,124	12,324
Contributed surplus
accounting policy developments
Owners' equity	1,577	1,081	997
Retained earnings
accounting policy developments
Owners' equity	98	1,520	2,835
Accumulated other comprehensive income
accounting policy developments
Owners' equity	4	(105)	(44)
Common Shares
accounting policy developments
Owners' equity	15,775	$ 15,620	$ 16,112
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects | Common Share capital
accounting policy developments
Owners' equity	14,096
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects | Contributed surplus
accounting policy developments
Owners' equity	1,577
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects | Retained earnings
accounting policy developments
Owners' equity	103
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects | Accumulated other comprehensive income
accounting policy developments
Owners' equity	(1)
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects | Common Shares
accounting policy developments
Owners' equity	15,775
Contracts Referencing Nature-dependent Electricity | Amendments to IFRS 9 and IFRS 7 effects | Retained earnings
accounting policy developments
Owners' equity	(5)
Contracts Referencing Nature-dependent Electricity | Amendments to IFRS 9 and IFRS 7 effects | Accumulated other comprehensive income
accounting policy developments
Owners' equity	$ 5